UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2020

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 94.3%
Brazil | 5.5%
Ambev SA ADR	772,987	$1,777,870
Banco do Brasil SA	1,413,202	7,585,344
BB Seguridade Participacoes SA	1,062,900	5,083,248
CCR SA	2,197,050	4,959,758
Cielo SA	2,120,884	1,812,268
IRB Brasil Resseguros S/A	497,800	927,369
		22,145,857
China | 25.4%
AAC Technologies Holdings, Inc.	728,191	3,752,651
Anhui Conch Cement Co., Ltd., Class H	1,323,375	9,148,471
Baidu, Inc. Sponsored ADR (*)	47,240	4,761,320
China Construction Bank Corp., Class H	24,426,038	19,909,007
China Merchants Bank Co., Ltd., Class H	1,604,000	7,200,975
China Mobile, Ltd. Sponsored ADR	393,186	14,811,317
China Shenhua Energy Co., Ltd., Class H	1,875,275	3,557,493
CNOOC, Ltd.	7,672,053	7,998,696
ENN Energy Holdings, Ltd.	358,695	3,449,570
Hengan International Group Co., Ltd.	815,527	6,115,480
NetEase, Inc. ADR	24,236	7,778,786
Ping An Insurance (Group) Co. of China, Ltd., Class H	302,000	2,954,211
Sinopharm Group Co., Ltd., Class H	1,389,597	3,111,922
Weichai Power Co., Ltd., Class H	4,748,958	7,600,494
		102,150,393
Egypt | 1.2%
Commercial International Bank Egypt SAE GDR	1,368,723	4,959,297
Hong Kong | 1.3%
ASM Pacific Technology, Ltd.	550,488	5,136,215
Hungary | 1.8%
OTP Bank Nyrt.	245,161	7,111,707
India | 10.5%
Axis Bank, Ltd.	715,507	3,529,930
Bajaj Auto, Ltd.	110,529	2,933,299
Bharat Petroleum Corp., Ltd.	512,263	2,145,649
Bharti Infratel, Ltd.	1,326,706	2,779,030
Coal India, Ltd.	1,472,417	2,695,608
HCL Technologies, Ltd.	1,019,259	5,839,121
Hero MotoCorp, Ltd.	164,703	3,446,895
Infosys, Ltd. Sponsored ADR	657,214	5,395,727
Oil and Natural Gas Corp., Ltd.	3,083,433	2,783,181
Tata Consultancy Services, Ltd.	320,148	7,671,995
Description	Shares	Fair Value
UPL, Ltd.	705,251	$3,014,317
		42,234,752
Indonesia | 3.6%
PT Astra International Tbk	12,927,904	3,085,150
PT Bank Mandiri (Persero) Tbk	19,358,230	5,536,252
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	302,856	5,829,978
		14,451,380
Luxembourg | 0.6%
Ternium SA Sponsored ADR	201,418	2,396,874
Malaysia | 0.3%
British American Tobacco Malaysia Berhad	420,900	995,602
Mexico | 4.1%
America Movil SAB de CV, Class L Sponsored ADR	783,730	9,232,340
Grupo Mexico SAB de CV, Series B	2,145,046	3,955,077
Kimberly-Clark de Mexico SAB de CV, Series A	2,092,789	3,168,847
		16,356,264
Pakistan | 0.5%
Habib Bank, Ltd.	1,306,170	804,614
Pakistan Petroleum, Ltd.	2,928,994	1,274,506
		2,079,120
Portugal | 0.8%
Galp Energia SGPS SA	278,782	3,182,928
Russia | 8.2%
ALROSA PAO (*), (‡)	6,080,230	4,946,091
Gazprom PJSC Sponsored ADR	710,458	3,273,086
LUKOIL PJSC Sponsored ADR	96,447	5,748,147
Magnit PJSC Sponsored GDR	353,693	3,151,069
Mobile TeleSystems PJSC Sponsored ADR	724,657	5,507,393
Sberbank of Russia PJSC (‡)	4,323,735	10,292,405
		32,918,191
South Africa | 5.7%
Life Healthcare Group Holdings, Ltd.	2,560,885	2,639,815
Mondi PLC	205,906	3,512,157
Nedbank Group, Ltd.	268,090	1,236,784
Sanlam, Ltd.	871,847	2,486,900
Shoprite Holdings, Ltd.	537,030	3,745,642
Standard Bank Group, Ltd.	398,255	2,277,295
The Bidvest Group, Ltd.	330,101	2,692,287
Vodacom Group, Ltd.	657,635	4,316,472
		22,907,352
South Korea | 14.6%
Coway Co Ltd.	80,885	3,815,249

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Hyundai Mobis Co., Ltd.	36,915	$5,083,559
KB Financial Group, Inc.	221,041	6,167,496
KT&G Corp.	57,288	3,488,769
Samsung Electronics Co., Ltd.	449,660	17,475,636
Shinhan Financial Group Co., Ltd.	280,451	6,526,765
SK Hynix, Inc.	239,002	16,168,041
		58,725,515
Taiwan | 5.0%
Catcher Technology Co., Ltd.	477,000	3,033,157
Hon Hai Precision Industry Co., Ltd.	2,489,320	5,755,029
Novatek Microelectronics Corp., Ltd.	97,000	551,801
Taiwan Semiconductor Manufacturing Co., Ltd.	1,180,989	10,541,524
		19,881,511
Thailand | 1.4%
Kasikornbank Public Co. Ltd. (‡)	1,006,569	2,805,715
The Siam Cement Public Co. Ltd. (‡)	296,608	2,928,346
		5,734,061
Turkey | 2.0%
KOC Holding AS	1,938,612	3,930,713
Tupras Turkiye Petrol Rafinerileri AS (*)	378,351	4,257,848
		8,188,561
United Kingdom | 1.8%
Anglo American PLC	93,695	1,637,253
Unilever NV	116,209	5,725,615
		7,362,868
Total Common Stocks (Cost $473,387,531)		378,918,448
Short-Term Investments | 5.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $23,060,286)	23,060,286	23,060,286

Total Investments l 100.0% (Cost $496,447,817)		$401,978,734
Liabilities in Excess of Cash and Other Assets l 0.0%		(96,758)

Net Assets l 100.0%		$401,881,976

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 93.5%
Australia | 1.1%
BHP Group PLC	82,672	$1,278,684
Canada | 3.6%
Canadian National Railway Co.	17,490	1,367,459
Suncor Energy, Inc.	104,140	1,662,037
TMX Group, Ltd.	15,723	1,170,538
		4,200,034
China | 2.5%
ENN Energy Holdings, Ltd.	96,400	927,079
Ping An Insurance (Group) Co. of China, Ltd., Class H	200,000	1,956,431
		2,883,510
Denmark | 2.2%
Carlsberg A/S, Class B	15,198	1,725,218
Vestas Wind Systems A/S	10,517	856,110
		2,581,328
Finland | 2.1%
Nordea Bank Abp	214,854	1,212,827
Sampo Oyj, A Shares	43,079	1,260,045
		2,472,872
France | 13.3%
Air Liquide SA	17,689	2,267,322
BNP Paribas SA	25,515	769,155
Engie SA	223,871	2,315,752
Safran SA	22,913	2,013,961
Sanofi	41,025	3,611,872
Vinci SA	15,577	1,288,920
Vivendi SA	141,310	3,032,037
		15,299,019
Germany | 7.4%
Fresenius Medical Care AG & Co. KGaA	19,681	1,312,792
Infineon Technologies AG	66,751	999,839
Merck KGaA	8,107	840,635
SAP SE	35,347	4,059,713
Vonovia SE	25,539	1,258,849
		8,471,828
Hong Kong | 0.5%
ESR Cayman, Ltd. (*)	252,600	543,223
Indonesia | 0.3%
PT Bank Mandiri (Persero) Tbk	1,286,600	367,954
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	23,257	1,234,714
Description	Shares	Fair Value
Israel | 1.1%
Bank Leumi Le-Israel BM	236,242	$1,306,214
Italy | 2.2%
Enel SpA	360,701	2,510,630
Japan | 14.8%
Asahi Group Holdings, Ltd.	31,100	1,009,784
Daiwa House Industry Co., Ltd.	78,392	1,941,524
Hitachi, Ltd.	73,300	2,133,751
Kao Corp.	27,220	2,228,749
Makita Corp.	48,600	1,490,180
Nexon Co., Ltd.	135,800	2,221,239
Nintendo Co., Ltd.	6,800	2,622,718
Sumitomo Mitsui Financial Group, Inc.	62,900	1,528,301
Suzuki Motor Corp.	31,000	741,764
Yamaha Corp.	27,300	1,064,199
		16,982,209
Luxembourg | 0.7%
ArcelorMittal SA	80,876	766,459
Mexico | 0.6%
Arca Continental SAB de CV	176,500	711,357
Netherlands | 3.8%
ABN AMRO Group NV	77,612	637,090
Koninklijke DSM NV	18,911	2,148,935
Wolters Kluwer NV	22,423	1,594,270
		4,380,295
Norway | 2.9%
Equinor ASA	122,202	1,539,343
Telenor ASA	120,462	1,765,310
		3,304,653
Portugal | 0.8%
Energias de Portugal SA	90,696	364,438
Galp Energia SGPS SA	44,934	513,024
		877,462
Singapore | 2.0%
DBS Group Holdings, Ltd.	89,960	1,176,242
NetLink NBN Trust	1,813,300	1,143,413
		2,319,655
South Korea | 1.4%
Samsung Electronics Co., Ltd.	42,318	1,644,651
Sweden | 2.6%
Assa Abloy AB, Class B	85,885	1,623,654
Epiroc AB, Class A	134,503	1,333,384
		2,957,038

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Switzerland | 7.4%
ABB, Ltd.	129,984	$2,285,450
Novartis AG	59,745	4,937,628
Roche Holding AG	3,830	1,245,187
		8,468,265
United Arab Emirates | 0.4%
Network International Holdings PLC (*)	97,695	479,456
United Kingdom | 12.5%
Compass Group PLC	86,585	1,352,857
Howden Joinery Group PLC	103,987	658,668
Informa PLC	179,056	993,047
Prudential PLC	177,693	2,268,257
RELX PLC	154,669	3,315,659
RSA Insurance Group PLC	194,802	1,012,588
Tesco PLC	858,245	2,430,346
Unilever PLC	47,012	2,373,332
		14,404,754
United States | 6.2%
Aon PLC	13,535	2,233,817
Ferguson PLC	20,155	1,260,308
Medtronic PLC	40,200	3,625,236
		7,119,361
Total Common Stocks (Cost $120,955,648)		107,565,625
Preferred Stocks | 2.0%
Germany | 2.0%
Volkswagen AG (Cost $3,487,694)	19,461	2,318,665
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $4,229,731)	4,229,731	4,229,731

Total Investments l 99.2% (Cost $128,673,073)		$114,114,021
Cash and Other Assets in Excess of Liabilities l 0.8%		948,327

Net Assets l 100.0%		$115,062,348

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 96.8%
Aerospace & Defense | 1.5%
Curtiss-Wright Corp.	6,637	$613,325
Air Freight & Logistics | 1.4%
Echo Global Logistics, Inc. (*)	32,535	555,698
Airlines | 0.9%
Alaska Air Group, Inc.	12,165	346,338
Banks | 6.6%
Citizens Financial Group, Inc.	22,550	424,166
Comerica, Inc.	10,595	310,857
Commerce Bancshares, Inc.	9,708	488,798
Home BancShares, Inc.	41,950	502,980
PacWest Bancorp	26,145	468,518
TCF Financial Corp.	21,400	484,924
		2,680,243
Biotechnology | 2.8%
Emergent Biosolutions, Inc. (*)	9,400	543,884
Exelixis, Inc. (*)	33,890	583,586
		1,127,470
Building Products | 2.4%
Armstrong World Industries, Inc.	7,890	626,624
PGT Innovations, Inc. (*)	39,635	332,537
		959,161
Capital Markets | 2.8%
E*TRADE Financial Corp.	10,585	363,277
Morningstar, Inc.	6,640	771,900
		1,135,177
Chemicals | 1.9%
Ingevity Corp. (*)	8,445	297,264
Innospec, Inc.	6,950	482,956
		780,220
Communications Equipment | 3.8%
Ciena Corp. (*)	21,265	846,560
F5 Networks, Inc. (*)	6,420	684,564
		1,531,124
Construction & Engineering | 2.6%
Comfort Systems USA, Inc.	11,390	416,304
Valmont Industries, Inc.	5,955	631,111
		1,047,415
Construction Materials | 1.4%
Eagle Materials, Inc.	9,570	559,079
Consumer Finance | 0.5%
Discover Financial Services	5,130	182,987
Description	Shares	Fair Value
Containers & Packaging | 2.5%
Avery Dennison Corp.	3,380	$344,321
Graphic Packaging Holding Co.	53,615	654,103
		998,424
Electric Utilities | 1.7%
PNM Resources, Inc.	17,775	675,450
Electrical Equipment | 2.0%
Atkore International Group, Inc. (*)	19,090	402,227
EnerSys	8,410	416,463
		818,690
Electronic Equipment, Instruments & Components | 1.2%
Zebra Technologies Corp., Class A (*)	2,635	483,786
Energy Equipment & Services | 0.5%
Cactus, Inc., Class A	18,100	209,960
Entertainment | 2.0%
Take-Two Interactive Software, Inc. (*)	4,385	520,105
The Marcus Corp.	21,945	270,362
		790,467
Equity Real Estate Investment Trusts (REITs) | 12.6%
Alexandria Real Estate Equities, Inc.	6,230	853,884
American Campus Communities, Inc.	17,800	493,950
Camden Property Trust REIT	10,575	837,963
Healthcare Realty Trust, Inc.	29,475	823,236
Hudson Pacific Properties, Inc.	17,864	453,031
Kilroy Realty Corp.	8,867	564,828
PS Business Parks, Inc. REIT	7,665	1,038,761
		5,065,653
Food & Staples Retailing | 1.4%
Casey's General Stores, Inc.	4,350	576,332
Food Products | 1.2%
The Simply Good Foods Co. (*)	26,170	504,034
Health Care Equipment & Supplies | 2.0%
STERIS PLC	5,805	812,526
Health Care Providers & Services | 2.6%
Henry Schein, Inc. (*)	9,435	476,656
Laboratory Corp. of America Holdings (*)	4,485	566,859
		1,043,515
Hotels, Restaurants & Leisure | 0.6%
Wyndham Hotels & Resorts, Inc.	7,150	225,297
Household Durables | 1.9%
Helen of Troy, Ltd. (*)	3,325	478,900
Leggett & Platt, Inc.	10,310	275,071
		753,971

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Industrial Conglomerates | 1.3%
Carlisle Cos., Inc.	4,100	$513,648
Insurance | 5.0%
Arch Capital Group, Ltd. (*)	21,640	615,874
Brown & Brown, Inc.	19,075	690,897
Reinsurance Group of America, Inc.	8,450	710,983
		2,017,754
Interactive Media & Services | 0.3%
Cars.com, Inc. (*)	32,500	139,750
IT Services | 2.9%
Leidos Holdings, Inc.	8,630	790,939
NIC, Inc.	16,500	379,500
		1,170,439
Leisure Products | 1.2%
Brunswick Corp.	14,190	501,900
Life Sciences Tools & Services | 3.7%
Adaptive Biotechnologies Corp. (*)	17,100	475,038
Charles River Laboratories International, Inc. (*)	4,410	556,586
ICON PLC (*)	3,275	445,400
		1,477,024
Machinery | 2.9%
Altra Industrial Motion Corp.	12,900	225,621
Ingersoll Rand, Inc. (*)	14,305	354,764
TriMas Corp. (*)	26,120	603,372
		1,183,757
Pharmaceuticals | 1.8%
Catalent, Inc. (*)	13,855	719,767
Professional Services | 1.3%
FTI Consulting, Inc. (*)	4,545	544,355
Semiconductors & Semiconductor Equipment | 3.8%
Cabot Microelectronics Corp.	4,840	552,438
Maxim Integrated Products, Inc.	11,305	549,536
MKS Instruments, Inc.	5,300	431,685
		1,533,659
Software | 6.2%
j2 Global, Inc.	9,580	717,063
PTC, Inc. (*)	6,790	415,616
RealPage, Inc. (*)	14,365	760,339
SolarWinds Corp. (*)	38,415	601,963
		2,494,981
Specialty Retail | 2.1%
Floor & Decor Holdings, Inc., Class A (*)	17,155	550,504
Description	Shares	Fair Value
The Children's Place, Inc.	14,310	$279,904
		830,408
Textiles, Apparel & Luxury Goods | 1.5%
Carter's, Inc.	6,305	414,428
Tapestry, Inc.	14,900	192,955
		607,383
Trading Companies & Distributors | 1.0%
Air Lease Corp.	17,835	394,867
Water Utilities | 1.0%
California Water Service Group	7,935	399,289
Total Common Stocks (Cost $47,196,565)		39,005,323
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $1,026,566)	1,026,566	1,026,566

Total Investments l 99.3% (Cost $48,223,131)		$40,031,889
Cash and Other Assets in Excess of Liabilities l 0.7%		277,819

Net Assets l 100.0%		$40,309,708

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 13.6%
Australia | 0.4%
AGL Energy, Ltd.	16,941	$181,423
ASX, Ltd.	406	19,581
BHP Group, Ltd.	4,462	81,119
BlueScope Steel, Ltd.	5,962	32,517
Cochlear, Ltd.	399	45,839
CSL, Ltd.	1,323	239,996
Evolution Mining, Ltd.	24,749	57,401
Fortescue Metals Group, Ltd.	20,167	123,175
JB Hi-Fi, Ltd.	4,505	79,319
Northern Star Resources, Ltd.	7,985	51,130
Regis Resources, Ltd.	23,215	51,904
Sandfire Resources Ltd.	16,910	34,117
Santos, Ltd.	14,458	31,340
Saracen Mineral Holdings, Ltd. (*)	40,782	91,858
Woolworths Group, Ltd.	3,745	81,828
		1,202,547
Belgium | 0.1%
Proximus SADP	4,592	105,379
Warehouses De Pauw CVA	2,270	65,268
		170,647
Canada | 1.1%
Alimentation Couche-Tard, Inc., Class B	7,223	170,143
Atco, Ltd., Class I	3,463	95,895
Bank of Montreal	2,437	123,053
BRP, Inc.	1,642	26,789
CAE, Inc.	10,415	131,437
Canadian National Railway Co.	2,965	230,173
Canadian Pacific Railway, Ltd.	316	69,732
Canadian Utilities, Ltd., Class A	5,643	134,890
Capital Power Corp.	5,729	110,525
Centerra Gold, Inc. (*)	11,263	66,987
CGI, Inc. (*)	1,695	91,766
CI Financial Corp.	7,200	71,473
Cogeco Communications, Inc.	2,928	198,633
Colliers International Group, Inc.	915	43,770
Constellation Software, Inc.	113	102,700
Empire Co., Ltd., Class A	4,723	92,393
Fairfax Financial Holdings, Ltd.	188	57,634
Fortis, Inc.	9,994	385,401
Granite Real Estate Investment Trust	1,984	81,951
H&R Real Estate Investment Trust	7,232	45,891
iA Financial Corp., Inc.	3,256	102,356
Kirkland Lake Gold, Ltd.	3,377	99,465
Magna International, Inc.	1,293	41,262
Description	Shares	Fair Value
Northland Power, Inc.	13,808	$275,611
Power Corp. of Canada	3,437	55,293
Quebecor, Inc., Class B	3,359	74,255
Rogers Communications, Inc., Class B	7,742	323,147
Teck Resources, Ltd., Class B	792	6,005
The Toronto-Dominion Bank	5,175	219,368
		3,527,998
Denmark | 0.1%
Coloplast A/S, Class B	1,174	170,810
Novo Nordisk A/S, Class B	3,167	191,038
		361,848
France | 0.1%
Engie SA	492	5,089
Orange SA	6,318	78,332
Peugeot SA	2,564	34,184
Total SA	1,050	40,719
Veolia Environment SA	410	8,771
		167,095
Germany | 0.2%
Allianz SE	589	101,533
Deutsche Telekom AG	603	7,984
Merck KGaA Sponsored ADR	6,910	140,964
Muenchener Rueckversicherungs AG	522	105,519
Rational AG	125	66,980
SAP SE	75	8,614
Symrise AG ADR	9,915	226,062
Teamviewer AG ADR (*)	9,435	190,799
Wirecard AG	93	10,682
		859,137
Hong Kong | 0.2%
AIA Group, Ltd. Sponsored ADR	9,060	326,069
Hang Seng Bank, Ltd. Sponsored ADR	12,220	208,351
Jardine Matheson Holdings, Ltd.	1,200	60,025
		594,445
Israel | 0.1%
Israel Discount Bank, Ltd., ADR	5,500	157,410
Israel Discount Bank, Ltd., Class A	15,224	45,091
Mivne Real Estate KD, Ltd. (*)	5,077	11,041
		213,542
Italy | 0.0%
Poste Italiane SpA	17,105	144,894
Japan | 1.4%
Alfresa Holdings Corp.	3,000	55,958
Azbil Corp.	2,300	59,753
Brother Industries, Ltd.	700	10,700

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Canon, Inc.	361	$7,884
Capcom Co., Ltd.	547	17,130
Chubu Electric Power Co., Inc.	7,300	102,913
Daito Trust Construction Co., Ltd.	1,000	93,270
Daiwa House Industry Co., Ltd.	8,661	214,506
Dip Corp.	767	12,338
East Japan Railway Co.	4,014	304,159
Electric Power Development Co., Ltd.	3,100	62,585
Fuji Media Holdings, Inc.	5,000	49,852
Fukuoka Financial Group, Inc.	2,171	28,746
Hulic Co., Ltd.	6,500	65,998
Inpex Corp.	8,000	44,969
Japan Logistics Fund, Inc. REIT	17	37,798
Japan Post Holdings Co., Ltd.	14,100	110,468
Japan Prime Realty Investment Corp. REIT	15	45,049
Japan Real Estate Investment Corp.	6	35,175
Kandenko Co., Ltd.	6,500	51,857
Kao Corp., ADR	14,760	240,293
KDDI Corp.	2,300	67,984
Kureha Corp.	300	12,217
Kyushu Electric Power Co., Inc.	1,171	9,433
LaSalle Logiport REIT	56	75,499
Lawson, Inc.	3,200	176,007
Marui Group Co., Ltd.	2,800	47,002
McDonald’s Holdings Co. Japan, Ltd.	3,300	149,034
MCUBS MidCity Investment Corp. REIT	127	89,808
Mitsubishi Heavy Industries, Ltd.	2,800	70,817
Mitsubishi UFJ Financial Group, Inc.	11,386	42,477
Nintendo Co., Ltd. ADR	4,795	231,503
Nomura Holdings, Inc.	3,284	13,912
NTT DOCOMO, Inc.	10,478	329,378
Open House Co., Ltd.	600	12,341
ORIX Corp.	1,223	14,707
Rengo Co., Ltd.	2,400	18,729
Seven & I Holdings Co., Ltd.	8,234	271,906
Shikoku Electric Power Co., Inc.	4,296	34,002
Shionogi & Co., Ltd.	2,200	108,253
Showa Denko KK	449	9,283
Sumitomo Mitsui Trust Holdings, Inc.	2,512	72,569
Sumitomo Realty & Development Co., Ltd.	4,900	119,428
Sundrug Co., Ltd.	3,500	112,331
Suzuken Co., Ltd.	574	20,921
The Chiba Bank, Ltd.	19,805	86,640
The Chugoku Electric Power Co., Inc.	775	10,851
The Dai-ichi Life Insurance Co., Ltd.	11,286	135,064
The Gunma Bank, Ltd.	18,600	56,482
Description	Shares	Fair Value
The Hachijuni Bank, Ltd.	16,700	$60,504
The Kansai Electric Power Co., Inc.	7,600	84,775
The Shizuoka Bank, Ltd.	9,700	59,015
Tokio Marine Holdings, Inc.	1,300	59,621
Tosoh Corp.	938	10,672
United Arrows, Ltd.	2,300	34,518
West Japan Railway Co.	2,600	178,056
Yamaha Corp. Sponsored ADR	7,060	272,099
		4,809,239
Luxembourg | 0.0%
ArcelorMittal SA	2,485	23,550
Netherlands | 0.3%
Koninklijke Ahold Delhaize NV	5,962	139,530
NN Group NV	1,825	49,291
NXP Semiconductors NV	1,950	161,714
Royal Dutch Shell PLC, A Shares	2,762	48,335
Wolters Kluwer NV Sponsored ADR	7,385	512,297
		911,167
New Zealand | 0.0%
Fisher & Paykel Healthcare Corp., Ltd., Class C	4,931	89,388
Norway | 0.1%
Leroy Seafood Group ASA	12,478	61,322
Orkla ASA	7,376	63,120
Salmar ASA	1,458	48,677
Telenor ASA	4,849	71,060
		244,179
Puerto Rico | 0.0%
EVERTEC, Inc.	2,068	47,006
Singapore | 0.1%
Ascendas Real Estate Investment Trust	30,600	60,976
City Developments, Ltd.	9,300	47,144
Jardine Cycle & Carriage, Ltd.	3,600	49,861
UOL Group, Ltd.	12,500	57,552
		215,533
Spain | 0.0%
Amadeus IT Group SA	133	6,308
Corporacion Financiera Alba SA	460	17,584
Iberdrola SA	7,889	77,896
		101,788
Sweden | 0.2%
Assa Abloy AB ADR	16,725	154,957
Axfood AB	3,995	81,496
Epiroc AB ADR	23,600	229,864
Evolution Gaming Group AB	2,538	86,413

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Hexagon AB ADR	4,330	$182,942
Swedish Match AB	1,460	83,515
		819,187
Switzerland | 0.6%
ABB, Ltd. Sponsored ADR	11,245	194,089
Alcon, Inc. (*)	2,229	113,278
Galenica AG	1,236	84,460
Helvetia Holding AG	522	44,977
Novartis AG	4,653	384,547
Novartis AG Sponsored ADR	4,285	353,298
Roche Holding AG	1,716	557,896
SIG Combibloc Group AG	4,725	70,794
Swisscom AG	167	90,031
UBS Group AG	5,644	52,751
Zurich Insurance Group AG	205	72,767
		2,018,888
United Kingdom | 0.9%
Anglo American PLC	2,234	39,037
Auto Trader Group PLC	11,989	65,156
BT Group PLC	36,521	53,267
Bunzl PLC Sponsored ADR	8,435	171,918
Coca-Cola European Partners PLC	5,390	202,287
Compass Group PLC	3,420	53,436
Compass Group PLC Sponsored ADR	11,457	178,042
Diageo PLC Sponsored ADR	3,525	448,098
Dunelm Group PLC	6,064	53,064
Fiat Chrysler Automobiles NV	1,567	11,292
GlaxoSmithKline PLC	1,123	21,064
Imperial Brands PLC	1,603	29,713
Prudential PLC ADR	7,080	175,442
RELX PLC Sponsored ADR	16,650	356,310
Rio Tinto, Ltd.	2,126	112,537
SSP Group PLC	10,239	38,916
Tesco PLC Sponsored ADR	47,457	409,554
Unilever NV	1,005	49,516
Unilever PLC Sponsored ADR	9,105	460,440
Vodafone Group PLC	5,925	8,277
		2,937,366
United States | 7.7%
3M Co.	926	126,408
AbbVie, Inc.	2,501	190,551
Accenture PLC, Class A	2,335	381,212
ACI Worldwide, Inc. (*)	1,998	48,252
Adobe, Inc. (*)	325	103,428
Advanced Micro Devices, Inc. (*)	900	40,932
Description	Shares	Fair Value
Akamai Technologies, Inc. (*)	1,009	$92,313
Allegion PLC	1,046	96,253
Alphabet, Inc., Class A (*)	397	461,294
Alphabet, Inc., Class C (*)	31	36,047
Amazon.com, Inc. (*)	92	179,374
Amdocs, Ltd.	959	52,716
American States Water Co.	1,222	99,886
American Tower Corp. REIT	631	137,400
Ameriprise Financial, Inc.	160	16,397
AmerisourceBergen Corp.	4,922	435,597
Amgen, Inc.	821	166,441
Aon PLC	4,421	729,642
Apple, Inc.	1,944	494,340
Applied Materials, Inc.	250	11,455
AT&T, Inc.	6,384	186,094
AutoZone, Inc. (*)	66	55,836
Avery Dennison Corp.	587	59,798
Bank of America Corp.	4,070	86,406
Baxter International, Inc.	389	31,583
Best Buy Co., Inc.	1,542	87,894
Booz Allen Hamilton Holding Corp.	1,115	76,534
BorgWarner, Inc.	2,302	56,100
Boston Scientific Corp. (*)	7,700	251,251
Bristol-Myers Squibb Co.	4,251	236,951
Brunswick Corp.	523	18,499
Burlington Stores, Inc. (*)	631	99,988
Cable One, Inc.	63	103,573
Cadence Design Systems, Inc. (*)	1,617	106,787
Campbell Soup Co.	1,457	67,255
Casey’s General Stores, Inc.	946	125,336
Caterpillar, Inc.	974	113,023
CBRE Group, Inc., Class A (*)	2,237	84,357
CDW Corp.	593	55,309
Centene Corp. (*)	209	12,417
Church & Dwight Co., Inc.	1,238	79,455
Cigna Corp. (*)	1,133	200,745
Cisco Systems, Inc.	5,500	216,205
Citigroup, Inc.	1,006	42,373
Citizens Financial Group, Inc.	1,875	35,269
Colgate-Palmolive Co.	1,273	84,476
Comcast Corp., Class A	2,325	79,933
Copart, Inc. (*)	816	55,912
Costco Wholesale Corp.	105	29,939
Crown Castle International Corp. REIT	591	85,340
Curtiss-Wright Corp.	479	44,264
CVS Health Corp.	571	33,877
DaVita, Inc. (*)	864	65,716

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Discover Financial Services	408	$14,553
Discovery, Inc., Class C (*)	435	7,630
Dollar General Corp.	1,745	263,512
Eaton Corp. PLC	755	58,656
Edwards Lifesciences Corp. (*)	51	9,620
Eli Lilly & Co.	1,472	204,196
Encore Capital Group, Inc. (*)	2,122	49,612
EOG Resources, Inc.	538	19,325
Equitable Holdings, Inc.	668	9,653
F5 Networks, Inc. (*)	1,557	166,023
Facebook, Inc., Class A (*)	1,496	249,533
Gaming and Leisure Properties, Inc. REIT	957	26,518
H&R Block, Inc.	3,180	44,774
Hanesbrands, Inc.	2,992	23,547
HCA Healthcare, Inc.	1,229	110,426
Honeywell International, Inc.	1,496	200,150
Host Hotels & Resorts, Inc. REIT	1,563	17,256
Humana, Inc.	130	40,823
Intel Corp.	2,831	153,214
Intercontinental Exchange, Inc.	4,900	395,675
International Business Machines Corp.	293	32,502
Intuit, Inc.	989	227,470
IQVIA Holdings, Inc. (*)	3,881	418,605
Johnson & Johnson	7,335	961,839
JPMorgan Chase & Co.	315	28,359
Keysight Technologies, Inc. (*)	179	14,979
Kimberly-Clark Corp.	5,824	744,715
Lam Research Corp.	70	16,800
Lamb Weston Holdings, Inc.	767	43,796
Life Storage, Inc. REIT	1,033	97,670
Lockheed Martin Corp.	1,406	476,564
Lowe’s Cos., Inc.	2,630	226,311
Lululemon Athletica, Inc. (*)	623	118,090
MasTec, Inc. (*)	179	5,859
MasterCard, Inc., Class A	226	54,593
McDonald’s Corp.	2,070	342,274
McGrath RentCorp	1,095	57,356
McKesson Corp.	232	31,380
Mellanox Technologies, Ltd. (*)	810	98,269
Merck & Co., Inc.	4,861	374,005
MetLife, Inc.	425	12,992
Micron Technology, Inc. (*)	475	19,979
Microsoft Corp.	4,754	749,753
Morgan Stanley	1,351	45,934
Morningstar, Inc.	448	52,080
Motorola Solutions, Inc.	2,820	374,834
Description	Shares	Fair Value
National Fuel Gas Co.	4,981	$185,741
National Retail Properties, Inc. REIT	5,107	164,394
Nexstar Media Group, Inc., Class A	629	36,312
NIKE, Inc., Class B	3,733	308,868
Northrop Grumman Corp.	984	297,709
Nuance Communications, Inc. (*)	6,829	114,591
NVIDIA Corp.	381	100,432
OneMain Holdings, Inc.	1,077	20,592
Oshkosh Corp.	143	9,199
Palo Alto Networks, Inc. (*)	910	149,204
PayPal Holdings, Inc. (*)	331	31,690
PennyMac Financial Services, Inc.	1,793	39,643
PepsiCo, Inc.	3,291	395,249
Pfizer, Inc.	5,995	195,677
Philip Morris International, Inc.	2,034	148,401
PotlatchDeltic Corp. REIT	568	17,830
Premier, Inc., Class A (*)	6,876	224,983
PTC, Inc. (*)	4,635	283,708
Public Service Enterprise Group, Inc.	4,466	200,568
PulteGroup, Inc.	1,787	39,886
QUALCOMM, Inc.	643	43,499
Radian Group, Inc.	999	12,937
Raytheon Co.	294	38,558
Regions Financial Corp.	2,231	20,012
Renewable Energy Group, Inc. (*)	1,003	20,592
RLJ Lodging Trust REIT	4,821	37,218
Rockwell Automation, Inc.	1,205	181,847
Ross Stores, Inc.	3,047	264,998
Ryman Hospitality Properties, Inc. REIT	848	30,401
S&P Global, Inc.	1,195	292,835
SEI Investments Co.	1,089	50,464
Starbucks Corp.	207	13,608
Stryker Corp.	177	29,469
Synchrony Financial	1,831	29,461
Synopsys, Inc. (*)	172	22,152
Sysco Corp.	1,520	69,358
Target Corp.	1,797	167,067
TD Ameritrade Holding Corp.	1,678	58,159
Tesla, Inc. (*)	17	8,908
Texas Instruments, Inc.	2,450	244,828
The Clorox Co.	2,146	371,794
The Coca-Cola Co.	11,527	510,070
The Estee Lauder Cos., Inc., Class A	1,059	168,741
The Hershey Co.	3,249	430,492
The Home Depot, Inc.	117	21,845
The Procter & Gamble Co.	7,651	841,610
The TJX Cos., Inc.	9,301	444,681

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Thermo Fisher Scientific, Inc.	2,070	$587,052
Ulta Beauty, Inc. (*)	37	6,501
UniFirst Corp.	513	77,509
United Rentals, Inc. (*)	420	43,218
UnitedHealth Group, Inc.	1,175	293,021
Verizon Communications, Inc.	10,808	580,714
ViacomCBS, Inc., Class B	203	2,844
Visa, Inc., Class A	2,929	471,920
Vistra Energy Corp.	10,143	161,882
VMware, Inc., Class A (*)	255	30,881
Vulcan Materials Co.	494	53,387
Walmart, Inc.	2,528	287,231
Waste Management, Inc.	795	73,585
Western Alliance Bancorp	603	18,458
World Fuel Services Corp.	860	21,655
WW Grainger, Inc.	372	92,442
Zebra Technologies Corp., Class A (*)	144	26,438
Zoetis, Inc.	4,984	586,567
		25,365,723
Total Common Stocks (Cost $43,531,524)		44,825,167

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 18.6%
Australia | 0.6%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	3,150	$2,036,405
Canada | 1.5%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	4,010	2,882,652
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	2,965	2,078,492
			4,961,144
France | 0.7%
Schneider Electric SE, 2.950%, 09/27/22	USD	2,183	2,180,178
Germany | 0.6%
BMW Finance NV, 0.875%, 08/16/22	GBP	1,750	2,059,553
Netherlands | 0.5%
BNG Bank NV, 5.000%, 09/16/20	NZD	1,187	721,441
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	950	1,011,704
			1,733,145
Description	Security Currency	Principal Amount (000)	Fair Value
Switzerland | 0.5%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	1,523	$1,583,221
United Kingdom | 1.1%
Ashtead Capital, Inc., 4.125%, 08/15/25	USD	1,025	940,437
Unilever Capital Corp., 3.250%, 03/07/24	USD	2,585	2,730,281
			3,670,718
United States | 13.1%
Adobe, Inc., 2.300%, 02/01/30	USD	2,275	2,274,204
Amazon.com, Inc., 3.150%, 08/22/27	USD	2,150	2,354,865
American Express Co., 3.000%, 10/30/24	USD	2,210	2,279,930
Apple, Inc., 3.850%, 05/04/43	USD	2,779	3,286,809
Bank of America Corp., 3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	2,148	2,173,241
Citigroup, Inc., 2.406% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	3,511	2,140,369
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	3,270	2,319,904
Johnson & Johnson, 3.625%, 03/03/37	USD	1,118	1,281,615
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	1,600	1,670,890
McDonald’s Corp., 3.125%, 03/04/25	CAD	3,960	2,824,507
Microsoft Corp., 4.450%, 11/03/45	USD	2,429	3,193,772
Morgan Stanley, 3.625%, 01/20/27	USD	995	1,051,766
PepsiCo, Inc., 2.875%, 10/15/49	USD	3,130	3,248,379
Pfizer, Inc., 2.625%, 04/01/30	USD	1,565	1,642,219
Starbucks Corp., 4.450%, 08/15/49	USD	2,860	3,268,484
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	2,120	2,188,521
The Home Depot, Inc., 5.875%, 12/16/36	USD	1,620	2,199,937
The Procter & Gamble Co., 2.450%, 03/25/25	USD	1,727	1,810,455

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,907	$2,134,586
			43,344,453
Total Corporate Bonds (Cost $62,788,174)			61,568,817
Foreign Government Obligations | 22.2%
Australia | 0.3%
Queensland Treasury Corp.:
3.000%, 03/22/24	AUD	440	294,034
3.000%, 03/22/24 (#)	AUD	1,075	718,379
			1,012,413
Bermuda | 2.1%
Government of Bermuda:
4.854%, 02/06/24	USD	4,275	4,737,235
3.717%, 01/25/27	USD	2,095	2,253,434
			6,990,669
Canada | 3.6%
City of Vancouver, 2.900%, 11/20/25	CAD	1,485	1,126,766
Province of Quebec:
1.650%, 03/03/22	CAD	4,235	3,054,207
3.000%, 09/01/23	CAD	5,065	3,814,604
2.500%, 04/20/26	USD	3,695	3,997,587
			11,993,164
Chile | 1.9%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	1,100,000	1,403,317
Republic of Chile, 3.125%, 01/21/26	USD	4,655	4,879,022
			6,282,339
Czech Republic | 2.0%
Czech Republic, 2.130% (PRIB0R 6 Month - 0.100%), 11/19/27 (§)	CZK	164,240	6,427,692
France | 1.3%
Government of France, 1.750%, 06/25/39	EUR	3,153	4,274,160
Hungary | 2.7%
Hungary, 6.375%, 03/29/21	USD	2,754	2,855,554
Hungary Government Bonds:
2.500%, 10/24/24	HUF	623,980	1,993,654
2.750%, 12/22/26	HUF	639,250	2,055,614
3.000%, 10/27/27	HUF	657,080	2,119,615
			9,024,437
Description	Security Currency	Principal Amount (000)	Fair Value
Italy | 0.5%
Italy Government International Bonds, 6.875%, 09/27/23	USD	1,470	$1,684,611
Japan | 0.4%
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	1,206	1,280,437
Mexico | 0.5%
Mexico Cetes, 0.000%, 04/23/20	MXN	325,723	1,363,002
United Mexican States, 6.750%, 02/06/24	GBP	265	370,198
			1,733,200
New Zealand | 0.6%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	2,700	1,921,742
Norway | 1.1%
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	620	622,016
Oslo Kommune:
2.300%, 03/14/24	NOK	3,000	303,939
2.350%, 09/04/24	NOK	11,000	1,094,842
2.200% (NIBOR 3 Month + 0.460%), 05/06/26 (§)	NOK	16,000	1,553,248
			3,574,045
Panama | 1.7%
Republic of Panama, 4.000%, 09/22/24	USD	5,230	5,457,178
Poland | 1.8%
Poland Government Bonds, 1.790%, 05/25/28 (§)	PLN	26,310	6,072,280
Slovakia | 0.3%
Slovak Republic, 4.375%, 05/21/22	USD	786	832,097
United Kingdom | 1.4%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	1,580	2,288,003
1.500%, 07/22/47	GBP	1,655	2,398,721
			4,686,724
Total Foreign Government Obligations (Cost $75,873,210)			73,247,188
Quasi Government Bonds | 1.5%
Canada | 1.3%
Export Development Canada, 1.800%, 09/01/22	CAD	6,130	4,468,327
Germany | 0.2%
KFW, 2.750%, 04/16/20	AUD	895	550,939

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Total Quasi Government Bonds (Cost $5,182,382)			$5,019,266
Supranational Bonds | 5.3%
African Development Bank, 0.750%, 04/03/23	USD	3,200	3,199,806
Asian Development Bank:
1.000%, 12/15/22	GBP	875	1,100,304
2.125%, 03/19/25	USD	2,061	2,193,880
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	950	992,183
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	1,170	833,807
Inter-American Development Bank, 7.875%, 03/14/23	IDR	8,680,000	543,604
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	1,140	694,346
2.500%, 08/03/23	CAD	6,350	4,746,910
1.900%, 01/16/25	CAD	1,430	1,051,410
2.900%, 11/26/25	AUD	855	576,689
International Finance Corp.:
3.625%, 05/20/20	NZD	1,561	934,871
2.700%, 03/15/23	AUD	1,121	726,008
Total Supranational Bonds (Cost $17,909,122)			17,593,818
US Municipal Bonds | 1.1%
California | 0.9%
California State Build America Bonds, 7.500%, 04/01/34	USD	240	378,497
State of California:
4.500%, 04/01/33	USD	900	1,035,810
7.550%, 04/01/39	USD	1,000	1,622,700
			3,037,007
New York | 0.1%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	420	474,714
Wisconsin | 0.1%
Wisconsin State Build America Bonds Series D, 5.400%, 05/01/28	USD	175	175,600
Total US Municipal Bonds (Cost $3,613,901)			3,687,321
US Treasury Securities | 33.6%
Treasury Inflation Protected Security, 0.125%, 04/15/20	USD	644	644,995
US Treasury Bills:
0.000%, 06/11/20	USD	27,485	27,478,752
0.000%, 09/17/20	USD	40,110	40,093,948
Description	Security Currency	Principal Amount (000)	Fair Value
US Treasury Notes:
1.750%, 05/15/23	USD	27,025	$28,246,403
2.125%, 05/15/25	USD	4,065	4,415,289
2.875%, 08/15/28	USD	4,585	5,423,554
1.750%, 11/15/29	USD	2,310	2,539,195
3.125%, 11/15/41	USD	1,717	2,344,711
Total US Treasury Securities (Cost $109,945,284)			111,186,847

Description	Shares	Fair Value
Short-Term Investments | 3.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $12,354,578)	12,354,578	12,354,578

Total Investments l 99.6% (Cost $331,198,175) (»)		$329,483,002
Cash and Other Assets in Excess of Liabilities l 0.4%		1,233,707

Net Assets l 100.0%		$330,716,709

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	209,442	USD	137,000	HSB	04/22/20	$—	$8,158
AUD	252,879	USD	166,000	HSB	04/22/20	—	10,437
AUD	476,058	USD	309,000	HSB	04/22/20	—	16,145
AUD	734,914	USD	441,000	HSB	04/22/20	11,095	—
AUD	1,418,189	USD	921,000	HSB	04/22/20	—	48,578
AUD	3,555,608	USD	2,062,608	HSB	04/22/20	124,684	—
AUD	611,531	USD	408,755	JPM	04/22/20	—	32,562
AUD	1,330,422	USD	881,000	JPM	04/22/20	—	62,569
AUD	1,915,137	USD	1,130,000	JPM	04/22/20	48,129	—
CAD	536,470	USD	403,000	HSB	04/22/20	—	21,697
CAD	691,415	USD	502,000	HSB	04/22/20	—	10,568
CAD	980,580	USD	690,000	HSB	04/22/20	6,960	—
CAD	2,990,995	USD	2,227,000	HSB	04/22/20	—	101,111
CAD	5,541,200	USD	3,818,910	HSB	04/22/20	119,571	—
CHF	108,496	USD	116,000	HSB	04/22/20	—	3,165
CHF	121,568	USD	125,000	HSB	04/22/20	1,429	—
CHF	227,922	USD	239,000	HSB	04/22/20	—	1,963
CHF	449,577	USD	462,029	HSB	04/22/20	5,526	—
CHF	715,623	USD	729,193	HSB	04/22/20	15,046	—
CHF	105,714	USD	108,652	MSC	04/22/20	1,289	—
CNH	1,213,307	USD	174,000	HSB	04/22/20	—	2,970
CNH	4,324,393	USD	622,000	HSB	04/22/20	—	12,426
CNH	6,427,561	USD	918,000	HSB	04/22/20	—	11,960
CZK	10,337,652	USD	444,000	HSB	04/22/20	—	28,069
CZK	10,578,691	USD	462,000	HSB	04/22/20	—	36,371
CZK	13,703,563	USD	599,000	HSB	04/22/20	—	47,644
CZK	19,680,960	USD	800,000	HSB	04/22/20	—	8,146
CZK	56,882,007	USD	2,457,000	HSB	04/22/20	—	168,379
CZK	2,908,338	USD	128,307	JPM	04/22/20	—	11,291
EUR	303,739	USD	331,000	CIT	04/22/20	4,240	—
EUR	4,028,506	USD	4,501,908	CIT	04/22/20	—	55,598
EUR	608,328	USD	662,637	HSB	04/22/20	8,782	—
EUR	2,405,281	USD	2,627,000	HSB	04/22/20	27,738	—
EUR	2,967,362	USD	3,323,000	HSB	04/22/20	—	47,888
EUR	3,439,640	USD	3,887,000	HSB	04/22/20	—	90,628
EUR	5,050,780	USD	5,575,000	HSB	04/22/20	—	394
EUR	5,457,963	USD	6,099,618	HSB	04/22/20	—	75,599
EUR	13,286,416	USD	14,669,000	HSB	04/22/20	—	4,625
EUR	3,957,593	USD	4,409,946	HSB	04/28/20	—	40,820
EUR	204,258	USD	228,275	JPM	04/22/20	—	2,833
EUR	1,439,459	USD	1,633,000	JPM	04/22/20	—	44,252
EUR	2,447,105	USD	2,704,000	JPM	04/22/20	—	3,101
GBP	454,439	USD	582,000	HSB	04/22/20	—	17,312
GBP	515,655	USD	667,000	HSB	04/22/20	—	26,244
GBP	706,681	USD	908,000	HSB	04/22/20	—	29,875

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GBP	1,002,163	USD	1,214,000	HSB	04/22/20	$31,293	$—
GBP	2,884,781	USD	3,686,000	HSB	04/22/20	—	101,356
GBP	849,091	USD	1,050,122	HSB	04/28/20	5,118	—
GBP	1,672,916	USD	2,017,000	JPM	04/22/20	61,775	—
GBP	756,259	USD	935,704	SSB	04/28/20	4,165	—
HKD	7,800,922	USD	1,003,990	SSB	04/28/20	2,112	—
ILS	2,378,269	USD	645,942	HSB	04/22/20	26,007	—
JPY	969,979,579	USD	8,870,010	CIT	04/22/20	158,740	—
JPY	232,537,763	USD	2,113,000	HSB	04/22/20	51,505	—
JPY	306,000,619	USD	2,843,000	HSB	04/22/20	5,311	—
JPY	313,920,360	USD	3,016,000	HSB	04/22/20	—	93,971
JPY	324,058,910	USD	2,921,187	HSB	04/22/20	95,214	—
JPY	378,352,915	USD	3,460,018	HSB	04/22/20	61,762	—
JPY	470,744,640	USD	4,388,000	HSB	04/22/20	—	6,221
JPY	1,257,640,020	USD	11,674,000	HSB	04/22/20	32,347	—
KRW	464,133,520	USD	389,864	HSB	04/22/20	—	8,366
KRW	2,307,102,000	USD	1,956,000	JPM	06/05/20	—	56,635
MXN	2,416,155	USD	125,000	HSB	04/22/20	—	23,440
MXN	13,834,463	USD	691,000	HSB	04/22/20	—	109,489
NOK	1,274,219	USD	137,000	HSB	04/22/20	—	14,422
NOK	1,427,130	USD	152,000	HSB	04/22/20	—	14,712
NOK	7,981,911	USD	844,000	HSB	04/22/20	—	76,151
NOK	9,896,999	USD	869,989	HSB	04/22/20	82,089	—
NOK	4,809,920	USD	517,576	JPM	04/22/20	—	54,868
NZD	65,085	USD	41,000	HSB	04/22/20	—	2,171
NZD	185,002	USD	116,000	HSB	04/22/20	—	5,629
NZD	573,620	USD	359,000	HSB	04/22/20	—	16,782
NZD	659,984	USD	415,000	JPM	04/22/20	—	21,258
NZD	2,135,398	USD	1,233,000	JPM	04/22/20	40,964	—
PLN	1,153,021	USD	291,000	HSB	04/22/20	—	12,311
PLN	1,631,928	USD	425,000	HSB	04/22/20	—	30,557
PLN	2,121,385	USD	548,000	HSB	04/22/20	—	35,253
PLN	2,347,330	USD	579,000	HSB	04/22/20	—	11,641
PLN	6,349,571	USD	1,612,000	HSB	04/22/20	—	77,284
SEK	533,792	USD	55,000	HSB	04/22/20	—	1,016
SEK	3,408,109	USD	359,000	HSB	04/22/20	—	14,326
SEK	2,563,245	USD	266,030	JPM	04/22/20	—	6,801
SGD	187,654	USD	128,646	HSB	04/22/20	3,421	—
SGD	188,247	USD	135,000	HSB	04/22/20	—	2,516
SGD	1,652,424	USD	1,193,000	JPM	04/22/20	—	30,056
USD	91,007	AUD	144,837	HSB	04/22/20	1,908	—
USD	415,067	AUD	725,845	HSB	04/22/20	—	31,449
USD	1,200,323	AUD	2,031,863	HSB	04/22/20	—	49,612
USD	1,314,647	AUD	1,966,798	HSB	04/22/20	104,738	—
USD	2,598,539	AUD	4,201,561	HSB	04/28/20	13,788	—
USD	397,831	AUD	608,300	JPM	04/22/20	23,625	—
USD	615,236	AUD	967,649	JPM	04/22/20	19,971	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	944,696	AUD	1,425,513	JPM	04/22/20	$67,768	$—
USD	505,121	AUD	766,459	MSC	04/22/20	33,621	—
USD	1,688,314	AUD	2,526,122	MSC	04/22/20	134,327	—
USD	270,441	AUD	437,148	SSB	04/28/20	1,513	—
USD	725,563	CAD	966,418	CIT	04/22/20	38,669	—
USD	2,837,470	CAD	4,078,025	CIT	04/22/20	—	61,041
USD	740,907	CAD	994,824	HSB	04/22/20	33,823	—
USD	1,757,887	CAD	2,416,782	HSB	04/22/20	40,127	—
USD	1,939,564	CAD	2,591,121	HSB	04/22/20	97,890	—
USD	3,176,007	CAD	4,230,092	HSB	04/22/20	169,413	—
USD	5,926,522	CAD	8,184,468	HSB	04/28/20	108,839	—
USD	445,423	CAD	593,287	JPM	04/22/20	23,737	—
USD	726,821	CAD	1,062,418	JPM	04/22/20	—	28,307
USD	2,347,640	CAD	3,246,185	JPM	04/22/20	40,371	—
USD	1,781,155	CAD	2,377,811	MSC	04/22/20	91,095	—
USD	2,632,194	CAD	3,505,958	MSC	04/22/20	140,288	—
USD	9,789,537	CAD	13,075,057	MSC	04/22/20	496,267	—
USD	1,251,785	CHF	1,188,873	HSB	04/28/20	14,973	—
USD	136,008	CLP	110,251,146	CIT	04/22/20	7,127	—
USD	579,941	CLP	447,871,301	CIT	04/22/20	56,388	—
USD	729,267	CLP	597,269,993	CIT	04/22/20	31,070	—
USD	685,508	CZK	15,640,111	HSB	04/22/20	56,236	—
USD	838,512	CZK	21,570,038	HSB	04/22/20	—	29,349
USD	1,103,706	CZK	25,866,451	HSB	04/22/20	62,981	—
USD	2,367,575	CZK	54,252,281	HSB	04/22/20	184,761	—
USD	425,113	CZK	9,803,684	JPM	04/22/20	30,667	—
USD	298,224	EUR	270,454	HSB	04/22/20	—	279
USD	551,092	EUR	501,303	HSB	04/22/20	—	2,202
USD	722,676	EUR	641,529	HSB	04/22/20	14,613	—
USD	1,208,623	EUR	1,103,000	HSB	04/22/20	—	8,771
USD	1,700,614	EUR	1,519,002	HSB	04/22/20	24,073	—
USD	3,153,254	EUR	2,931,814	HSB	04/22/20	—	82,624
USD	250,324	GBP	215,610	HSB	04/22/20	—	17,595
USD	268,759	GBP	225,916	HSB	04/22/20	—	11,966
USD	271,003	GBP	233,950	HSB	04/22/20	—	19,704
USD	284,053	GBP	238,772	HSB	04/22/20	—	12,647
USD	621,243	GBP	481,147	HSB	04/22/20	23,367	—
USD	1,088,283	GBP	857,855	HSB	04/22/20	22,308	—
USD	1,182,547	GBP	1,026,802	HSB	04/22/20	—	93,362
USD	2,549,811	GBP	1,991,138	HSB	04/22/20	75,613	—
USD	191,542	GBP	148,067	JPM	04/22/20	7,554	—
USD	764,944	HKD	5,935,482	SSB	04/22/20	—	582
USD	811,046	HUF	258,833,205	HSB	04/22/20	19,346	—
USD	816,303	HUF	246,647,467	HSB	04/22/20	61,875	—
USD	1,053,111	HUF	316,389,410	HSB	04/22/20	85,362	—
USD	439,765	HUF	135,515,766	JPM	04/22/20	25,259	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,192,947	HUF	360,439,368	JPM	04/22/20	$90,461	$—
USD	2,472,606	HUF	748,284,827	JPM	04/22/20	183,806	—
USD	667,266	ILS	2,434,120	HSB	04/28/20	—	20,612
USD	2,963,302	JPY	319,045,437	HSB	04/28/20	—	7,339
USD	2,935,538	JPY	321,031,571	JPM	04/22/20	—	52,684
USD	1,343,539	JPY	144,672,234	SSB	04/28/20	—	3,509
USD	380,063	KRW	464,133,520	HSB	04/22/20	—	1,435
USD	668,015	MXN	12,646,666	HSB	04/22/20	136,431	—
USD	141,961	MXN	2,687,777	JPM	04/22/20	28,985	—
USD	302,675	MXN	5,933,074	JPM	04/22/20	53,287	—
USD	659,000	MXN	16,061,694	JPM	04/22/20	—	16,130
USD	1,727,870	NOK	16,054,398	HSB	04/22/20	183,459	—
USD	1,209,290	NOK	12,071,869	HSB	04/28/20	47,943	—
USD	439,984	NOK	4,133,098	JPM	04/22/20	42,386	—
USD	975,024	NOK	9,068,850	JPM	04/22/20	102,613	—
USD	1,494,000	NOK	14,292,509	JPM	04/22/20	119,080	—
USD	751,955	NZD	1,202,051	CIT	04/22/20	34,820	—
USD	1,250,203	NZD	1,955,908	CIT	04/22/20	83,322	—
USD	118,141	NZD	203,383	HSB	04/22/20	—	3,196
USD	370,253	NZD	584,696	HSB	04/22/20	21,427	—
USD	567,023	NZD	916,801	HSB	04/22/20	20,066	—
USD	502,344	NZD	889,696	JPM	04/22/20	—	28,443
USD	749,964	NZD	1,173,339	JPM	04/22/20	49,958	—
USD	460,742	PLN	1,810,888	HSB	04/22/20	23,044	—
USD	706,108	PLN	2,761,968	HSB	04/22/20	38,530	—
USD	758,958	PLN	3,235,613	HSB	04/22/20	—	23,102
USD	1,004,095	PLN	3,892,956	HSB	04/22/20	63,152	—
USD	2,293,160	PLN	8,879,940	HSB	04/22/20	146,844	—
USD	252,971	SGD	357,618	HSB	04/28/20	1,260	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$4,992,537	$2,516,550

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

March 31, 2020 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2020, these securities amounted to 1.0% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2020.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
BBSW	- Bank Bill Swap Reference Rate
GDR	- Global Depositary Receipt
LIBOR	- London Interbank Offered Rate
NIBOR	- Norway Interbank Offered Rate
PJSC	- Public Joint Stock Company
PRIBOR	- Prague Interbank Offered Rate
REIT	- Real Estate Investment Trust

Currency Abbreviations:
AUD	- Australian Dollar	ILS	- Israeli Shekel
CAD	- Canadian Dollar	JPY	- Japanese Yen
CHF	- Swiss Franc	KRW	- South Korean Won
CLP	- Chilean Peso	MXN	- Mexican New Peso
CNH	- Chinese Yuan Renminbi	NOK	- Norwegian Krone
CZK	- Czech Koruna	NZD	- New Zealand Dollar
EUR	- Euro	PLN	- Polish Zloty
GBP	- British Pound Sterling	SEK	- Swedish Krone
HKD	- Hong- Kong Dollar	SGD	- Singapore Dollar
HUF	- Hungarian Forint	USD	- United States Dollar

Counterparty Abbreviations:
CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
MSC	- Morgan Stanley & Co. Inc.
SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Industry†
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	1.7%	0.3%
Airlines	—	1.1	—
Auto Components	1.3	—	—
Automobiles	2.4	2.7	0.6
Banks	21.4	6.1	3.8
Beverages	0.4	3.0	1.5
Biotechnology	—	—	0.2
Building Products	—	1.4	0.1
Capital Markets	—	1.0	1.3
Chemicals	0.8	3.8	0.1
Commercial Services & Suppliers	—	—	0.4
Communications Equipment	—	—	0.2
Construction & Engineering	—	1.1	—
Construction Materials	3.0	—	—
Consumer Finance	—	—	0.7
Diversified Financial Services	—	—	1.8
Diversified Telecommunication Services	2.1	2.5	1.6
Electric Utilities	—	2.5	0.2
Electrical Equipment	—	2.7	0.8
Electronic Equipment, Instruments & Components	2.4	1.9	0.1
Entertainment	1.9	6.8	0.1
Equity Real Estate Investment Trusts (REITs)	—	—	0.3
Food & Staples Retailing	1.7	2.1	0.6
Food Products	—	—	0.2
Gas Utilities	0.9	0.8	0.1
Health Care Equipment & Supplies	—	3.2	0.2
Health Care Providers & Services	1.4	1.1	0.5
Hotels, Restaurants & Leisure	—	1.2	2.1
Household Durables	0.9	—	—
Household Products	0.8	—	1.2
Independent Power & Renewable Electricity Producers	—	—	0.2
Industrial Conglomerates	1.6	—	0.1
Insurance	2.9	7.6	0.7
Interactive Media & Services	1.2	—	0.3
Internet & Direct Marketing Retail	—	—	0.8
IT Services	5.2	0.4	0.4
Leisure Products	—	0.9	0.1
Life Sciences Tools & Services	—	—	0.3
Machinery	1.9	2.5	0.9
Media	—	0.9	0.2
Metals & Mining	3.2	1.8	0.3
Multiline Retail	—	—	0.1
Multi-Utilities	—	2.0	0.2
Oil, Gas & Consumable Fuels	9.2	3.2	0.1
Paper & Forest Products	0.9	—	—
Personal Products	2.9	4.0	1.1
Pharmaceuticals	—	9.2	2.2

Professional Services	—	4.3	0.3
Real Estate Management & Development	—	3.3	0.2
Road & Rail	—	1.2	0.2
Semiconductors & Semiconductor Equipment	8.1	0.9	0.3
Software	—	3.5	2.3
Specialty Retail	—	—	1.1
Technology Hardware, Storage & Peripherals	5.1	1.4	1.2
Textiles, Apparel & Luxury Goods	—	—	0.1
Tobacco	1.1	—	0.1
Trading Companies & Distributors	—	1.7	0.1
Transportation Infrastructure	1.2	—	—
Wireless Telecommunication Services	8.4	—	0.8
Subtotal	94.3	95.5	33.7
Foreign Government Obligations	—	—	22.2
Supranational Bonds	—	—	5.3
US Municipal Bonds	—	—	1.1
US Treasury Securities	—	—	33.6
Short-Term Investments	5.7	3.7	3.7
Total Investments	100.0%	99.2%	99.6%

† Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Lazard Retirement Series, Inc.'s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 22, 2020

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 22, 2020